Derivative Instruments	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Note 12. Derivative InstrumentsNote 12. Derivative Instruments
Note 12. Derivative Instruments
The Company, through its wholly owned subsidiaries, has entered into interest rate swaps as part of its interest rate risk management strategy. The interest rate swaps involve the receipt of variable rate amounts from a counterparty in exchange for the Company making payments at fixed rates. These fixed rates range between 0.41% and 4.10%. The interest rate swaps have maturities between 2026 and 2051.
On October 1, 2024, the Company voluntarily dedesignated all its previously designated cash flow hedges within its portfolio. For derivatives previously designated as cash flow hedges, the changes in the fair value of the derivative were initially reported in other comprehensive income and subsequently reclassified to earnings when the hedged transaction affected earnings. Subsequent to the dedesignation, the Company evaluates whether the forecasted transactions previously hedged by the interest rate swap are probable of not occurring and, if so, reclassifies the amount recorded in Accumulated other comprehensive income related to the dedesignated interest rate swap to Interest income (expense), net in the Consolidated Statements of Operations. When the Company determines that the forecasted transactions previously hedged by the interest rate swap are not probable of not occurring, the Company recognizes the amounts within Accumulated other comprehensive income related to the dedesignated interest rate swap into interest expense as the originally forecasted transactions affect earnings. The changes in the fair value of the dedesignated and all other derivatives are recorded directly to Interest income (expense), net in the Consolidated Statements of Operations. As of December 31, 2025, the total balance in Accumulated other comprehensive income to be amortized over the remaining term of the derivative contracts is $36.0 million.
During 2024, the Company entered into an option contract with a counterparty for the right, but not the obligation, to enter into an interest rate swap with the counterparty with a notional amount of $242.2 million in exchange for a premium price of $2.6 million. The option expired on March 27, 2025.
The following tables reflect the location and estimated fair value positions of derivative contracts at:

(in thousands)		December 31, 2025
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)

Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other current liabilities) / (Other noncurrent liabilities)	$999,302	$74,627	$(2,817)
Total		$999,302	$74,627	$(2,817)

(in thousands)		December 31, 2024
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)
Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other noncurrent liabilities)	$944,629	$112,339	$(160)
Option to enter into interest rate swap contract	Derivative assets	242,203	3,788	—
Total		$1,186,832	$116,127	$(160)
As of December 31, 2025, the notional amount of derivatives includes $649.0 million associated with currently effective swaps and $350.3 million associated with forward starting swaps. As of December 31, 2024, the notional amount of derivatives includes $851.5 million associated with currently effective swaps and $93.2 million associated with forward starting swaps.
The following table provides information on the changes in fair value of derivative contracts as recorded in the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Operations:

	Year ended December 31, 2025
(in thousands)	Derivatives Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) in other comprehensive income (loss) reclassified to earnings from termination of interest rate swaps, net	$(5,056)	$—
Amortization of derivatives	(6,333)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	2,999	—
Consolidated Statements of Operations
Interest income (expense), net
Change in fair value of interest rate swaps, net	—	(26,223)
Gain on interest rate swaps, net(1)	—	5,485

	Year ended December 31, 2024
(in thousands)	Derivatives Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) recognized in other comprehensive income (loss)	$(13,870)	$—
Amortization of derivatives	(1,055)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	3,930	—
Consolidated Statements of Operations
Interest income (expense), net
Change in fair value of interest rate swaps, net	—	44,748
Gain on interest rate swaps, net(1)	1,410	(54)

	Year ended December 31, 2023
(in thousands)	Derivatives Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive (Loss) Income
Gain recognized in other comprehensive income	$(20,545)	$—
Amortization of off-market derivatives	6,750	—
Less: Taxes on total net gain recognized in other comprehensive income	3,633	—
Consolidated Statements of Operations
Change in fair value of interest rate swaps, net	6,546	11,217
Loss on interest rate swaps, net(1)	2,428	—
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(1)The Gain (loss) on interest rate swaps, net, represents gains and losses reclassified into earnings as a result of the discontinuance of cash flow hedges when the Company determines that it is probable that the original forecasted transactions will not occur by the end of the originally specified time period.
Prior to the dedesignation on October 1, 2024, the Company designated certain interest rate swaps when they had a non-zero fair value. The non-zero fair value of these cash flow hedges on the designation date was recognized into income under a systematic and rational method over the life of the hedging instrument and was presented in the same line item on the Consolidated Statements of Operations as the earnings effect of the hedged item, with the offset recorded to Other comprehensive income (loss), net of tax.
During the year ended December 31, 2025, the Company received $18.2 million in cash as a result of the full or partial termination of certain interest rate swaps. Of the total cash received, $17.6 million related to loan payoffs as discussed in Note 11. Debt. The cash proceeds received from these terminations were included in Net cash provided by operating activities in the Consolidated Statements of Cash Flows. In addition, during the year ended December 31, 2025, the Company terminated certain other interest rate swaps and instead of receiving cash proceeds upon termination, the Company entered into new interest rate swaps with the same counterparty with below market rates. The Company evaluated the new swaps and concluded that they represent derivatives in their entirety and do not have other than insignificant financing components. Accordingly, the transactions were accounted for as derivative instruments under applicable accounting guidance.
During the year ended December 31, 2024, the Company received $55.2 million in cash as a result of the full or partial termination of certain interest rate swaps of which $2.5 million related to the termination executed in 2023. These cash proceeds received were included in Net cash provided by operating activities in the Consolidated Statements of Cash Flows.
Note 9. Derivative Instruments
Note 9. Derivative Instruments
The Company, through its wholly owned subsidiaries, has entered into interest rate swaps as part of its interest rate risk management strategy. The interest rate swaps involve the receipt of variable rate amounts from a counterparty in exchange for the Company making payments at fixed rates. These fixed rates range between 0.41% and 4.10%. The interest rate swaps have maturities between 2026 and 2051.
Following the voluntarily dedesignation on October 1, 2024, changes in the fair value of the derivatives are recognized directly in Interest expense, net. Amounts recorded in Accumulated other comprehensive income prior to dedesignation are reclassified into earnings either immediately if the related forecasted transactions are probable of not occurring, or as those transactions occur if they remain not probable of not occurring. As of June 30, 2026, a total balance of $33.9 million remains in Accumulated other comprehensive income to be amortized over the remaining term of the derivative contracts.
During 2024, the Company entered into an option contract with a counterparty for the right, but not the obligation, to enter into an interest rate swap with the counterparty with a notional amount of $242.2 million in exchange for a premium of $2.6 million. The option expired on March 27, 2025 without exercise.
The following tables reflect the location and estimated fair value positions of derivative contracts at:

(in thousands)		June 30, 2026
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)

Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other current liabilities)	$1,271,137	$79,164	$(74)
Total		$1,271,137	$79,164	$(74)

(in thousands)		December 31, 2025
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)
Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other current liabilities) / (Other noncurrent liabilities)	$999,302	$74,627	$(2,817)
Total		$999,302	$74,627	$(2,817)
As of June 30, 2026, the notional amount of derivatives includes $636.3 million associated with currently effective swaps and $634.8 million associated with forward starting swaps. As of December 31, 2025, the notional amount of derivatives includes $649.0 million associated with currently effective swaps and $350.3 million associated with forward starting swaps.
The following tables provide information on the change in fair value of derivative contracts as recorded in the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Operations:

	Three months ended June 30, 2026		Six months ended June 30, 2026
(in thousands)	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) in other comprehensive income (loss) reclassified to earnings from termination of interest rate swaps, net	$—	$—	$42	$—
Amortization of derivatives	(1,079)	—	(2,198)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	284	—	567	—

Consolidated Statements of Operations
Interest expense, net
Change in fair value of interest rate swaps, net	—	6,542	—	7,187
Gain (loss) on interest rate swaps, net(1)	—	—	—	(42)

	Three months ended June 30, 2025		Six months ended June 30, 2025
(in thousands)	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) recognized in other comprehensive income (loss)	$(659)	$—	$(659)	$—
Amortization of derivatives	(1,480)	—	(3,173)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	563	—	1,009	—

Consolidated Statements of Operations
Interest expense, net
Change in fair value of interest rate swaps, net	—	(12,381)	—	(34,122)
Gain (loss) on interest rate swaps, net(1)	—	659	—	659
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(1)The gain (loss) on interest rate swaps, net, represents gains and losses reclassified into earnings as a result of the discontinuance of cash flow hedges when the Company determines that it is probable that the original forecasted transactions will not occur by the end of the originally specified time period.